UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5698

                         TAX EXEMPT PROCEEDS FUND, INC.
               (Exact name of registrant as specified in charter)

                       600 FIFTH AVENUE NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: 06/30

Date of reporting period: JULY 1, 2007 - JUNE 30, 2008
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ITEM 1. PROXY VOTING RECORD

NO RECORDS TO REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TAX EXEMPT PROCEEDS FUND, INC.

By (Signature and Title)* /s/ Michael P. Lydon
                              Michael P. Lydon, President

Date 08/11/08

*Print the name and title of each signing officer under his or her signature.